Consolidation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Consolidation
Federated is involved with various entities in the normal course of business that may be deemed to be voting rights entities or VIEs. In accordance with Federated’s consolidation accounting policy, Federated first determines whether the entity being evaluated is a voting rights entity or a VIE. Once this determination is made, Federated proceeds with its evaluation of whether or not to consolidate the entity. The disclosures below represent the results of such evaluations pertaining to 2012 and 2011.
(a) Consolidated Voting Interest Entities
Federated has a majority interest (50.5%) and acts as the general partner in Passport Research Ltd., a limited partnership. Edward D. Jones & Co., L.P. is the limited partner with a 49.5% interest. The partnership is an investment adviser to two sponsored funds. Noncontrolling interests in this subsidiary are included in Nonredeemable noncontrolling interest in subsidiary on the Consolidated Balance Sheets.
(b) Consolidated Variable Interest Entities
From time to time, Federated invests in investment companies that meet the definition of a VIE for general corporate investment purposes or, in the case of newly launched products, in order to provide investable cash to establish a performance history. Most of Federated’s sponsored mutual funds meet the definition of a VIE primarily due to the funds' typical series fund structure in which the shareholders of each participating portfolio underlying the series fund generally lack the ability as an individual group to make decisions through voting rights regarding the board of directors/trustees of the fund. Federated’s investment in investment companies represents its maximum exposure to loss. As of December 31, 2012 and 2011, Federated was the sole or majority investor in certain investment companies and was deemed to be the primary beneficiary since Federated’s majority interest would absorb the majority of the variability of the net assets of the VIE. At December 31, 2012, the aggregate assets and liabilities of such entities that Federated consolidated were $52.8 million and $2.0 million, respectively, and Federated recorded $7.3 million to Redeemable noncontrolling interest in subsidiaries on Federated’s Consolidated Balance Sheets. At December 31, 2011, the aggregate assets and liabilities of such entities that Federated consolidated were $111.1 million and $0.5 million, respectively, and Federated recorded $0.5 million to Redeemable noncontrolling interest in subsidiaries on Federated’s Consolidated Balance Sheets. The assets of the consolidated investment companies are primarily classified as Investments—other on Federated’s Consolidated Balance Sheets and are restricted for use by the respective investment company. The liabilities of the consolidated investment companies are primarily classified as Other current liabilities on Federated’s Consolidated Balance Sheets and primarily represent investments sold short.
Federated’s conclusion to consolidate an investment company may vary from period to period, most commonly as a result of changes in its percentage interest in the entity resulting from changes in the number of fund shares held by either Federated or third parties. Given that the entities follow investment company accounting, which prescribes fair-value accounting, a deconsolidation generally does not result in gains or losses for Federated. During 2012, Federated deconsolidated three mutual funds. The first mutual fund was deconsolidated based on a determination that Federated no longer was the primary beneficiary of the fund as a result of new subscriptions in fund shares by unrelated third parties. The remaining two mutual funds, in which Federated was previously the sole investor, were deconsolidated as a result of Federated redeeming its investments. Accordingly, Federated deconsolidated $80.3 million in Investments—other and $0.6 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheets as of the date of deconsolidation. One of the deconsolidated funds was a non-U.S. dollar money market fund. Upon its deconsolidation, Federated realized a foreign currency gain of $1.2 million in Nonoperating Income (Expenses) - Other, net on the Consolidated Statements of Income that had been recorded in Accumulated other comprehensive loss, net of tax. Federated's foreign currency risk in this investment was hedged by investments in foreign currency forward contracts which were settled in the third quarter 2012. Accordingly, an offsetting pre-tax loss of $1.1 million was reclassified out of Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets and realized in Nonoperating Income (Expenses) - Other, net on the Consolidated Statements of Income.
In addition, during 2012, Federated consolidated two funds as a result of new investments. Accordingly, Federated consolidated $21.0 million in Investments—other and $6.0 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheets as of the date of consolidation.
During 2011, Federated deconsolidated two mutual funds based on a determination that it no longer was the primary beneficiary of the funds as a result of new subscriptions in fund shares by unrelated third parties. Accordingly, Federated deconsolidated $17.7 million in Investments—other and $7.6 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheets as of the date of deconsolidation. There was no impact to the Consolidated Statements of Income in 2011 or 2010 as a result of deconsolidation.
Neither creditors nor equity investors in the investment companies have any recourse to Federated’s general credit. In the ordinary course of business, from time to time, Federated may choose to waive certain fees or assume operating expenses of sponsored investment companies for competitive, regulatory or contractual reasons (see Note (1)(o) for information regarding fee waivers). Federated has not provided financial support to any of these entities outside the ordinary course of business.
(c) Non-Consolidated Variable Interest Entities
At December 31, 2012 and 2011, Federated was involved with certain VIEs in which it held a variable interest but for which it was not the primary beneficiary. The assets and liabilities of these unconsolidated VIEs and Federated’s maximum risk of loss related thereto were as follows at December 31:

	2012			2011
in millions	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total carrying value of investment and maximum risk of loss	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total carrying value of investment and maximum risk of loss
Investment companies[1]	$295,414.3	$—	$205.3	$290,517.7	$—	$221.5
Collateralized debt obligation[2]	$0	$0	$0	$2.1	$12.0	$0
Equity investment	$2.8	$0.3	$3.8	$4.5	$0.7	$7.1

1
The unconsolidated VIE assets for the investment companies represent total net AUM for the related investment companies. Of Federated’s $205.3 million invested in these entities at December 31, 2012, $57.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $148.1 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets.

2	The Collateralized Debt Obligation closed in July 2012. There was no resulting impact to the Consolidated Financial Statements.
Investment Companies – Federated's involvement with certain investment companies that are deemed to be VIEs includes serving as the investment manager, or at times, holding a minority interest or both. Federated’s variable interest is not deemed to absorb the majority of the variability of the entity’s net assets. Therefore Federated is not the primary beneficiary of these VIEs and has not consolidated these entities.
In the ordinary course of business, from time to time, Federated may choose to waive certain fees or assume operating expenses of these sponsored investment companies for competitive, regulatory or contractual reasons (see Note (1)(o) for information regarding fee waivers). Federated has not provided financial support to any of these entities outside the ordinary course of business.
Equity Investment – Federated holds a 12% non-voting, noncontrolling interest in a privately-held investment management firm that is registered as an investment adviser and a commodity trading adviser. This investment is accounted for using the equity method of accounting. As of December 31, 2012, the equity-method investee managed over $400 million in both absolute return and enhanced fixed-income mandates, including a hedge fund strategy and an enhanced cash strategy. Due primarily to the nature of the voting rights of the equity holders of the investee, the investee meets the definition of a VIE, however, with its non-voting 12% interest, Federated is not deemed to have power to direct the investee's activities and therefore is not the primary beneficiary. Federated has not provided financial support to the investee. Federated’s investment is included in Other long-term assets on the Consolidated Balance Sheets. In 2012, Federated recorded a $3.0 million impairment charge to write down the investment to a fair value of $3.8 million. See Note (6)(b) for additional information.